Estimates (Aggregate Amortization Expense Of Intangibles And Other Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Depreciation And Amortization [Member]
Reported in depreciation and amortization	$ 303	$ 219	$ 120